Overview (Details)	12 Months Ended
Dec. 31, 2023 item t
Overview
TOTAL | item	22
Number Of Fleet With Marshall Island flag | item	21
Number Of Fleet With Singapore flag | item	1
Deadweight	973,181
Average Age Of Vessels	9 years 7 months 6 days
Ardmore Seavaliant [Member]
Overview
Deadweight	49,999
Ardmore Seavaliant [Member] | Korea
Overview
Built date	Nov-15
Type	Product/Chemical
Specification	Eco-Design
Ardmore Seaventure [Member]
Overview
Deadweight	49,999
Ardmore Seaventure [Member] | Korea
Overview
Built date	Aug-15
Type	Product/Chemical
Specification	Eco-Design
Ardmore Seavantage [Member]
Overview
Deadweight	49,999
Ardmore Seavantage [Member] | Korea
Overview
Built date	Jun-15
Type	Product/Chemical
Specification	Eco-Design
Ardmore Seavanguard [Member]
Overview
Deadweight	49,999
Ardmore Seavanguard [Member] | Korea
Overview
Built date	May-15
Type	Product/Chemical
Specification	Eco-Design
Ardmore Sealion [Member]
Overview
Deadweight	49,420
Ardmore Sealion [Member] | Korea
Overview
Built date	Mar-14
Type	Product/Chemical
Specification	Eco-Design
Ardmore Seafox [Member]
Overview
Deadweight	49,998
Ardmore Seafox [Member] | Korea
Overview
Built date	Feb-14
Type	Product/Chemical
Specification	Eco-Design
Ardmore Seawolf [Member]
Overview
Deadweight	49,466
Ardmore Seawolf [Member] | Korea
Overview
Built date	Feb-14
Type	Product/Chemical
Specification	Eco-Design
Ardmore Seahawk [Member]
Overview
Deadweight	49,997
Ardmore Seahawk [Member] | Korea
Overview
Built date	Jan-14
Type	Product/Chemical
Specification	Eco-Design
Ardmore Endeavour [Member]
Overview
Deadweight	49,478
Ardmore Endeavour [Member] | Korea
Overview
Built date	Jan-14
Type	Product/Chemical
Specification	Eco-Design
Ardmore Enterprise [Member]
Overview
Deadweight	49,494
Ardmore Enterprise [Member] | Korea
Overview
Built date	Jan-14
Type	Product/Chemical
Specification	Eco-Design
Ardmore Endurance [Member]
Overview
Deadweight	49,466
Ardmore Endurance [Member] | Korea
Overview
Built date	Dec-13
Type	Product/Chemical
Specification	Eco-Design
Ardmore Encounter [Member]
Overview
Deadweight	49,453
Ardmore Encounter [Member] | Korea
Overview
Built date	Sep-13
Type	Product/Chemical
Specification	Eco-Design
Ardmore Explorer [Member]
Overview
Deadweight	49,997
Ardmore Explorer [Member] | Korea
Overview
Built date	Jul-13
Type	Product/Chemical
Specification	Eco-Design
Ardmore Exporter [Member]
Overview
Deadweight	49,998
Ardmore Exporter [Member] | Korea
Overview
Built date	Jun-13
Type	Product/Chemical
Specification	Eco-Design
Ardmore Engineer [Member]
Overview
Deadweight	49,998
Ardmore Engineer [Member] | Korea
Overview
Built date	Feb-13
Type	Product/Chemical
Specification	Eco-Design
Ardmore Seafarer [Member]
Overview
Deadweight	49,999
Ardmore Seafarer [Member] | Japan
Overview
Built date	Jun-10
Type	Product
Specification	Eco-Mod
Ardmore Dauntless [Member]
Overview
Deadweight	37,791
IMO | item	2
Ardmore Dauntless [Member] | Japan
Overview
Built date	Feb-15
Type	Product/Chemical
Specification	Eco-Design
Ardmore Defender [Member]
Overview
Deadweight	37,764
IMO | item	2
Ardmore Defender [Member] | Japan
Overview
Built date	Feb-15
Type	Product/Chemical
Specification	Eco-Design
Ardmore Cherokee [Member]
Overview
Deadweight	25,217
IMO | item	2
Ardmore Cherokee [Member] | Japan
Overview
Built date	Nov-15
Type	Product/Chemical
Specification	Eco-Design
Ardmore Cheyenne [Member]
Overview
Deadweight	25,217
IMO | item	2
Ardmore Cheyenne [Member] | Japan
Overview
Built date	Jul-15
Type	Product/Chemical
Specification	Eco-Design
Ardmore Chinook [Member]
Overview
Deadweight	25,217
IMO | item	2
Ardmore Chinook [Member] | Japan
Overview
Built date	Mar-15
Type	Product/Chemical
Specification	Eco-Design
Ardmore Chippewa [Member]
Overview
Deadweight	25,215
IMO | item	2
Ardmore Chippewa [Member] | Japan
Overview
Built date	Jan-15
Type	Product/Chemical
Specification	Eco-Design